Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Property and equipment, gross	¥ 19,445,344	¥ 17,818,468
Less: Accumulated depreciation	(4,589,518)	(3,766,044)
Less: Accumulated impairment	(479,114)	(467,965)
Property and equipment, net	14,376,712	13,584,459		$ 2,256,020
Property and Equipment Reclassification To Held For Sale		299,319
Land Use Rights Reclassification To Held For Sale		109,429
Gain loss on disposition of stock in subsidiary	158,100
General and administrative expenses
Property and equipment, net
Less: Accumulated impairment			¥ (420,800)
Buildings
Property and equipment, net
Property and equipment, gross	13,489,590	11,381,720
Less: Accumulated impairment	35,364
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	3,345,081	3,155,216
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,370,964	1,296,018
Motor vehicles
Property and equipment, net
Property and equipment, gross	31,998	33,420
Software
Property and equipment, net
Property and equipment, gross	150,824	128,211
Construction in process
Property and equipment, net
Property and equipment, gross	¥ 1,056,887	¥ 1,823,883